Other income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of other income [Line Items]
Interest and other income	$ 52,128	$ 71,976	$ 144,388	$ 156,023
Other income (loss)	62,016	81,124	166,578	174,541
Management fees
Schedule of other income [Line Items]
Management fees	$ 9,888	$ 9,148	$ 22,190	$ 18,518